Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Minimum future rental payments for the next five years and thereafter under ground leases

	Ground Leases Paid by Realty Income (1)	Ground Leases Paid by Our Tenants (2)	Total
2012	$ 157	$ 4,083	$ 4,240
2013	158	4,016	4,174
2014	167	3,786	3,953
2015	170	3,729	3,899
2016	171	3,702	3,873
Thereafter	421	49,021	49,442
Total	$ 1,244	$ 68,337	$ 69,581

(1)            Realty Income currently pays the ground lessors directly for the rent under the ground leases.

(2)            Our tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event a tenant fails to pay the ground lease rent, we are primarily responsible.